3. MATERIAL ACCOUNTING POLICIES: Current versus non-current classification (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Current versus non-current classification

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle, held primarily for the purpose of trading, expected to be realized within twelve months after the reporting period, or cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when it is expected to be settled in the normal operating cycle, it is held primarily for the purpose of trading, it is due to be settled within twelve months after the reporting period, or there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Group classifies all other liabilities as non-current